Segment Reporting - Segment Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($) area	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Segment reporting
Revenue from external customers	$ 102,189	$ 126,584
Adjusted (LBIT)/EBIT	(52,840)	(16,172)
Interest income	2,789	251
Equity in earnings of equity investees, net of tax	23,050	22,269
Operating (loss)/profit	(27,001)	6,348
Interest expense	444	817
Income tax expense	2,680	1,846
Net (loss)/income attributable to the Company	(32,691)	1,682
Depreciation/amortization	1,688	1,312
Additions to non-current assets (other than financial instrument and deferred tax assets)	1,595	3,045
Segment information
Total assets	577,943		$ 597,932
Property, plant and equipment	14,416	11,924	14,220
Leasehold land	1,264		1,261
Goodwill	3,356		3,308
Other intangible asset	403		430
Investments in equity investees	161,589		144,237
Innovation Platform
Segment reporting
Revenue from external customers	$ 13,624
Commercial Platform
Segment reporting
Number of core business areas | area	2
Revenue from external customers	$ 88,565
Reportable segment | Innovation Platform | Drug R&D | PRC
Segment reporting
Revenue from external customers	13,624	22,726
Adjusted (LBIT)/EBIT	(50,718)	(12,467)
Interest income	26	19
Equity in earnings of equity investees, net of tax	(2,349)	(2,363)
Operating (loss)/profit	(53,041)	(14,811)
Income tax expense	20	14
Net (loss)/income attributable to the Company	(52,930)	(14,790)
Depreciation/amortization	1,584	1,232
Additions to non-current assets (other than financial instrument and deferred tax assets)	1,564	3,017
Segment information
Total assets	95,668		63,268
Property, plant and equipment	14,147		13,917
Leasehold land	1,264		1,261
Investments in equity investees	25,167		19,512
Reportable segment | Commercial Platform
Segment reporting
Revenue from external customers	88,565	103,858
Adjusted (LBIT)/EBIT	5,497	3,141
Interest income	62	25
Equity in earnings of equity investees, net of tax	25,399	24,632
Operating (loss)/profit	30,958	27,798
Interest expense	39	32
Income tax expense	1,201	505
Net (loss)/income attributable to the Company	26,914	25,158
Depreciation/amortization	90	67
Additions to non-current assets (other than financial instrument and deferred tax assets)	26	8
Segment information
Total assets	214,038		195,420
Property, plant and equipment	225		251
Goodwill	3,356		3,308
Other intangible asset	403		430
Investments in equity investees	136,422		124,725
Reportable segment | Commercial Platform | Prescription Drugs | PRC
Segment reporting
Revenue from external customers	67,950	85,759
Adjusted (LBIT)/EBIT	3,457	1,523
Interest income	23	17
Equity in earnings of equity investees, net of tax	19,408	18,871
Operating (loss)/profit	22,888	20,411
Income tax expense	813	441
Net (loss)/income attributable to the Company	20,768	19,421
Depreciation/amortization	68	52
Additions to non-current assets (other than financial instrument and deferred tax assets)	5	6
Segment information
Total assets	133,674		122,665
Property, plant and equipment	135		160
Goodwill	2,949		2,901
Other intangible asset	403		430
Investments in equity investees	74,276		69,417
Reportable segment | Commercial Platform | Consumer Health | PRC
Segment reporting
Revenue from external customers	6,559	4,423
Adjusted (LBIT)/EBIT	456	99
Interest income	7	5
Equity in earnings of equity investees, net of tax	5,991	5,761
Operating (loss)/profit	6,454	5,865
Income tax expense	124	(179)
Net (loss)/income attributable to the Company	5,497	5,093
Depreciation/amortization	12	6
Additions to non-current assets (other than financial instrument and deferred tax assets)	7	1
Segment information
Total assets	65,482		58,961
Property, plant and equipment	57		61
Goodwill	407		407
Investments in equity investees	62,146		55,308
Reportable segment | Commercial Platform | Consumer Health | Hong Kong
Segment reporting
Revenue from external customers	14,056	13,676
Adjusted (LBIT)/EBIT	1,584	1,519
Interest income	32	3
Operating (loss)/profit	1,616	1,522
Interest expense	39	32
Income tax expense	264	243
Net (loss)/income attributable to the Company	649	644
Depreciation/amortization	10	9
Additions to non-current assets (other than financial instrument and deferred tax assets)	14	1
Segment information
Total assets	14,882		13,794
Property, plant and equipment	33		30
Unallocated
Segment reporting
Adjusted (LBIT)/EBIT	(7,619)	(6,846)
Interest income	2,701	207
Operating (loss)/profit	(4,918)	(6,639)
Interest expense	405	785
Income tax expense	1,459	1,327
Net (loss)/income attributable to the Company	(6,675)	(8,686)
Depreciation/amortization	14	13
Additions to non-current assets (other than financial instrument and deferred tax assets)	5	$ 20
Segment information
Total assets	268,237		339,244
Property, plant and equipment	$ 44		$ 52